Net Assets in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	(in thousands):

	December 31, 2025		December 31, 2024
	Master Trust Assets	Plan's Interest in Master Trust	Master Trust Assets	Plan's Interest in Master Trust
Master Trust Assets
Southwest Airlines Co. Stable Value Fund	$—	$—	$1,159,079	$1,159,079

The following are the changes in net assets for the Master Trust for the year ended December 31, 2025 (in thousands):

Additions (deductions) to Master Trust net assets attributed to:
Interest and dividends	$33,791
Net transfers	(135,240)
Master Trust termination	(1,025,562)
FMV Adjustment	(32,068)
Net decrease in net assets in the Master Trust	(1,159,079)

Net assets in the Master Trust at beginning of year	$1,159,079
Net assets in the Master Trust at end of year	$—

	Year Ended
	December 31, 2025
	Master Trust	Plan's
	Income	Interest
Master Trust Income
Interest and dividends	$33,791	100.0%